SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Marketing Expenses – Agent Stock Based Compensation	$ 5,519	$ 2,194
Marketing Expenses – FTE Stock Based Compensation	1	135
Research and Development – FTE Stock Based Compensation	212	1,545
General and Administrative – FTE Stock Based Compensation	2,778	1,333
Total Stock Based Compensation Expense	8,510	5,207
Options [Member]
IfrsStatementLineItems [Line Items]
Marketing Expenses – Agent Stock Based Compensation	1,215	1,188
Marketing Expenses – FTE Stock Based Compensation		135
Research and Development – FTE Stock Based Compensation	111	1,545
General and Administrative – FTE Stock Based Compensation	1,702	1,316
Total Stock Based Compensation Expense	3,028	4,184
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Marketing Expenses – Agent Stock Based Compensation	4,304	1,006
Marketing Expenses – FTE Stock Based Compensation	1
Research and Development – FTE Stock Based Compensation	101
General and Administrative – FTE Stock Based Compensation	1,076	17
Total Stock Based Compensation Expense	$ 5,482	$ 1,023